OTHER CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
OTHER CURRENT FINANCIAL ASSETS
OTHER CURRENT FINANCIAL ASSETS

5.    OTHER CURRENT FINANCIAL ASSETS

The breakdown of other current financial assets is as follows:

		2023		2024
		Balance		Balance
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
	Currency	(in million)	equivalent	(in million)	equivalent
Time deposits
Related parties
BRI	Rp	—	255	—	415
BSI	Rp	—	118	—	198
Bank Mandiri	Rp	—	95	—	65
	US$	5	77	5	81
Others (each below Rp 100 billion)	Rp	—	170	—	73
Third parties United Overseas Bank Limited Singapore (“UOB Singapore”)	US$	12	186	12	195
Others (each below Rp 100 billion)	Rp	—	85	—	—
	US$	9	132	—	—
Total time deposits			1,118		1,027

Escrow accounts	Rp	—	214	—	144
	US$	2	24	1	19
Total escrow accounts			238		163

Mutual funds
Related parties
Others	Rp	—	85	—	89
Third parties
PT Henan Putihrai Asset Management ("HPAM")	Rp	—	217	—	—
Total mutual funds			302		89

Others	Rp	—	3	—	5
	MYR	0	0	0	1
Total others			3		6

Allowance for expected credit losses			(0)		(0)
Total			1,661		1,285

The time deposits have maturities of more than three months but not more than one year, with interest rates as follows:

	2023	2024
Rupiah	2.75% ‑ 6.75%	2.50% ‑ 7.25%
Foreign currencies	2.30% ‑ 5.85%	4.57% ‑ 4.61%